Information Concerning the Group's Consolidated Operations - Disclosure of Income Tax (Expense or Income) (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	[1]	Dec. 31, 2020	[1]
Major components of tax expense (income) [abstract]
Income (loss) before taxes from continuing operations		$ (98,601)	$ (96,749)		$ (53,582)
Theoretical group tax rate	[2]	25.16%	24.38%		24.85%
Theoretical tax benefit (expense)		$ 24,804	$ 23,584		$ 13,315
Permanent differences		(162)	(1,228)		(320)
Research tax credit		4,852	4,284		3,104
Share-based compensation & other IFRS adjustments		(987)	(3,596)		(2,513)
Non recognition of deferred tax assets related to tax losses and temporary differences		(28,557)	(22,997)		(12,965)
Other differences	[3]	(38)	(47)	[2]	(621)	[2]
Effective tax expense		$ (87)	$ 0		$ 0
Effective tax rate		0.09%	0.00%		0.00%

[1]	These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 4)
[2]	The Group’s theoretical tax rate corresponds to the average of the income tax rates of each country in which the Group operates, i.e. for the year ended December 31, 2022 25% for France and 21% for the United States, weighted by the pre-tax income from each country.
[3]	Primarly relates to intercompany transactions between discontinued and continuing operations .